Insurance Contracts - Summary of amount payable upon demand (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Amounts payable on demand that arise from contracts within scope of IFRS 17 [Line Items]
Amount payable	₩ 26,949,499	₩ 25,941,263
Book value	25,659,180	23,676,167
Death Insurance
Disclosure of Amounts payable on demand that arise from contracts within scope of IFRS 17 [Line Items]
Amount payable	13,007,313	11,993,173
Book value	12,105,279	10,438,653
Health Insurance
Disclosure of Amounts payable on demand that arise from contracts within scope of IFRS 17 [Line Items]
Amount payable	699,541	619,290
Book value	437,536	322,705
Pension Insurance
Disclosure of Amounts payable on demand that arise from contracts within scope of IFRS 17 [Line Items]
Amount payable	7,008,436	7,629,313
Book value	6,840,937	7,159,848
Asset Linked Insurance
Disclosure of Amounts payable on demand that arise from contracts within scope of IFRS 17 [Line Items]
Amount payable	43,654	47,117
Book value	42,761	45,747
Variable death Insurance
Disclosure of Amounts payable on demand that arise from contracts within scope of IFRS 17 [Line Items]
Amount payable	2,382,968	2,122,858
Book value	2,576,135	2,254,931
Variable pension Insurance
Disclosure of Amounts payable on demand that arise from contracts within scope of IFRS 17 [Line Items]
Amount payable	3,807,587	3,529,512
Book value	₩ 3,656,532	₩ 3,454,283